Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents, net of restricted cash	$ 231,246	$ 294,700	$ 295,421	$ 692,930	$ 477,571	$ 470,211
Restricted cash		94,131
Receivables, net of allowance	326,169	331,371		250,351
Deferred income taxes	25,925	26,058		24,090
Prepaid expenses and other current assets	53,726	42,934		31,817
Total current assets	637,066	789,194		999,188
Satellites and other property and equipment, net	6,403,078	6,142,731		5,997,283
Goodwill	6,780,827	6,780,827		6,780,827
Non-amortizable intangible assets	2,458,100	2,458,100		2,458,100
Amortizable intangible assets, net	674,032	742,868		848,318
Other assets	410,446	447,686		508,651
Total assets	17,363,549	17,361,406		17,592,367
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	113,036	143,097		140,984
Accrued interest payable	336,830	359,336		403,446
Current portion of long-term debt	209,716	164,818		94,723
Deferred satellite performance incentives	19,772	17,715		16,693
Other current liabilities	76,974	76,460		67,584
Total current liabilities	874,025	881,114		840,834
Long-term debt, net of current portion	15,875,820	15,837,512		15,821,902
Deferred satellite performance incentives, net of current portion	157,992	113,974		132,884
Deferred revenue, net of current portion	807,164	724,413		407,103
Deferred income taxes	274,374	265,181		484,076
Accrued retirement benefits	284,450	305,902		257,455
Other long-term liabilities	299,785	322,735		326,531
Noncontrolling interest	8,744	3,024		18,621
Shareholder's equity (deficit):
Ordinary shares	5,000	5,000		5,000
Total liabilities and shareholder's deficit	17,363,549	17,361,406		17,592,367
Intelsat S.A. [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	32	511	7,507	7,315	21,817	6,286
Receivables, net of allowance	23	41		4,962
Prepaid expenses and other current assets	804	551		608
Total current assets	859	1,103		12,885
Investment in affiliates	(407,360)	(303,483)		498,926
Other assets	8,767	5,356		11,616
Total assets	(397,734)	(297,024)		523,427
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	2,524	2,484		803
Accrued interest payable	9,575	3,831		11,651
Intercompany payables	487,679	487,031		486,065
Total current liabilities	499,778	493,346		498,519
Long-term debt, net of current portion	321,293	302,079		721,947
Shareholder's equity (deficit):
Ordinary shares	5,000	5,000		5,000
Other shareholder's equity (deficit)	(1,223,805)	(1,097,449)		(702,039)
Total liabilities and shareholder's deficit	(397,734)	(297,024)		523,427
Intelsat S.A. [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	32	511	7,507	7,315	21,817	6,286
Receivables, net of allowance	23	41		4,962
Prepaid expenses and other current assets	804	551		608
Total current assets	859	1,103		12,885
Investment in affiliates	(407,188)	(303,383)		498,926
Other assets	8,767	5,356		11,616
Total assets	(397,562)	(296,924)		523,427
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	2,524	2,484		803
Accrued interest payable	9,575	3,831		11,651
Intercompany payables	487,679	487,031		486,065
Total current liabilities	499,778	493,346		498,519
Long-term debt, net of current portion	321,293	302,079		721,947
Shareholder's equity (deficit):
Ordinary shares	5,000	5,000		5,000
Other shareholder's equity (deficit)	(1,223,633)	(1,097,349)		(702,039)
Total liabilities and shareholder's deficit	(397,562)	(296,924)		523,427
Intelsat Luxembourg [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	92	908	908	10,017	16,115	181,650
Receivables, net of allowance	4
Prepaid expenses and other current assets	6,266	16		16
Intercompany receivables	6,853	6,249
Total current assets	13,215	7,173		10,033
Investment in affiliates	4,921,442	5,177,192		5,896,195
Other assets	88,389	99,680		113,290
Total assets	5,023,046	5,284,045		6,019,518
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities		(10)		(12)
Accrued interest payable	77,102	227,953		229,242
Intercompany payables				450
Total current liabilities	77,102	227,943		229,680
Long-term debt, net of current portion	5,307,986	5,307,986		5,232,138
Other long-term liabilities	43,809	49,673		56,872
Shareholder's equity (deficit):
Ordinary shares	669,036	669,036		669,037
Other shareholder's equity (deficit)	(1,074,887)	(970,593)		(168,209)
Total liabilities and shareholder's deficit	5,023,046	5,284,045		6,019,518
Intelsat Luxembourg [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	92	908	908	10,017	16,115	181,650
Receivables, net of allowance	4
Prepaid expenses and other current assets	6,266	16		16
Intercompany receivables	6,853	6,249
Total current assets	13,215	7,173		10,033
Investment in affiliates	4,921,614	5,177,292		5,896,195
Other assets	88,389	99,680		113,290
Total assets	5,023,218	5,284,145		6,019,518
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities		(10)		(12)
Accrued interest payable	77,102	227,953		229,242
Intercompany payables				450
Total current liabilities	77,102	227,943		229,680
Long-term debt, net of current portion	5,307,986	5,307,986		5,232,138
Other long-term liabilities	43,809	49,673		56,873
Shareholder's equity (deficit):
Ordinary shares	669,036	669,036		669,036
Other shareholder's equity (deficit)	(1,074,715)	(970,493)		(168,209)
Total liabilities and shareholder's deficit	5,023,218	5,284,145		6,019,518
Intelsat Jackson [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	100,776	2,269	65,027	126,605	2,206	20,166
Receivables, net of allowance	371			25
Prepaid expenses and other current assets	153	37		9
Total current assets	101,300	2,306		126,639
Investment in affiliates	17,563,967	15,832,505		10,588,831
Other assets	100,216	95,708		41,845
Total assets	17,765,483	15,930,519		10,757,315
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	612	450		2,111
Accrued interest payable	248,080	125,714		43,025
Current portion of long-term debt	182,500	32,500
Other current liabilities	12,727	3,195		1,274
Intercompany payables	2,185,563	416,628		173,864
Total current liabilities	2,629,482	578,487		220,274
Long-term debt, net of current portion	10,142,343	10,093,802		4,596,936
Other long-term liabilities	72,216	81,038		43,910
Shareholder's equity (deficit):
Ordinary shares	4,322,473	4,322,473		4,959,000
Other shareholder's equity (deficit)	598,969	854,719		937,195
Total liabilities and shareholder's deficit	17,765,483	15,930,519		10,757,315
Intelsat Jackson [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	175,412	240,175	232,780	595,472	343,085	213,943
Receivables, net of allowance	229,450	217,082		198,186
Deferred income taxes	23,829	23,944		12,479
Prepaid expenses and other current assets	29,828	27,985		20,556
Intercompany receivables	514,235	523,329		647,961
Total current assets	972,754	1,032,515		1,474,654
Satellites and other property and equipment, net	6,152,026	5,869,027		5,722,302
Goodwill	6,780,827	6,780,827		6,780,827
Non-amortizable intangible assets	2,458,100	2,458,100		2,458,100
Amortizable intangible assets, net	674,032	742,868		848,318
Investment in affiliates	213,159	218,048		122,454
Other assets	282,649	293,032		279,564
Total assets	17,533,547	17,394,417		17,686,219
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	118,587	168,577		154,820
Accrued interest payable	249,874	126,646		162,284
Current portion of long-term debt	182,500	32,500		94,723
Deferred satellite performance incentives	18,542	16,339		15,623
Other current liabilities	149,338	121,327		123,040
Total current liabilities	718,841	465,389		550,490
Long-term debt, net of current portion	10,142,343	10,093,802		9,720,225
Deferred satellite performance incentives, net of current portion	155,752	110,982		128,956
Deferred revenue, net of current portion	814,162	731,560		416,753
Deferred income taxes	251,962	244,216		461,146
Accrued retirement benefits	284,450	305,902		257,455
Other long-term liabilities	244,423	265,274		254,999
Shareholder's equity (deficit):
Ordinary shares	4,322,518	4,322,518		4,959,045
Other shareholder's equity (deficit)	599,096	854,774		937,150
Total liabilities and shareholder's deficit	17,533,547	17,394,417		17,686,219
Intelsat Jackson Subsidiaries (Non-Guarantors) [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	130,346	291,012	221,979	548,993	437,433	262,109
Restricted cash		94,131
Receivables, net of allowance	325,771	331,330		245,364
Deferred income taxes	25,925	26,058		24,090
Prepaid expenses and other current assets	46,635	42,330		31,184
Intercompany receivables	2,666,389	897,410		660,379
Total current assets	3,195,066	1,682,271		1,510,010
Satellites and other property and equipment, net	6,403,078	6,142,731		5,997,283
Goodwill	6,780,827	6,780,827		6,780,827
Non-amortizable intangible assets	2,458,100	2,458,100		2,458,100
Amortizable intangible assets, net	674,032	742,868		848,318
Investment in affiliates	1,010	1,010		81,764
Other assets	212,064	246,280		260,136
Total assets	19,724,177	18,054,087		17,936,438
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	146,156	195,252		175,641
Accrued interest payable	2,073	1,838		119,528
Current portion of long-term debt	27,216	132,318		94,723
Deferred satellite performance incentives	19,772	17,715		16,693
Other current liabilities	145,820	137,874		146,155
Total current liabilities	341,037	484,997		552,740
Long-term debt, net of current portion	104,198	133,645		5,270,881
Deferred satellite performance incentives, net of current portion	157,992	113,974		132,884
Deferred revenue, net of current portion	807,164	724,413		407,103
Deferred income taxes	274,374	265,181		484,076
Accrued retirement benefits	284,450	305,902		257,455
Other long-term liabilities	183,760	192,372		225,749
Noncontrolling interest	8,744	3,024		18,621
Shareholder's equity (deficit):
Ordinary shares	8,773,388	9,576,008		3,602,044
Other shareholder's equity (deficit)	8,789,070	6,254,571		6,984,885
Total liabilities and shareholder's deficit	19,724,177	18,054,087		17,936,438
Consolidation and Eliminations [Member]
ASSETS
Cash and cash equivalents, net of restricted cash			0	0
Prepaid expenses and other current assets	(132)
Intercompany receivables	(2,673,242)	(903,659)		(660,379)
Total current assets	(2,673,374)	(903,659)		(660,379)
Investment in affiliates	(22,078,049)	(20,706,214)		(16,983,952)
Other assets		(348)
Total assets	(24,751,423)	(21,610,221)		(17,644,331)
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	(132)
Intercompany payables	(2,673,242)	(903,659)		(660,379)
Total current liabilities	(2,673,374)	(903,659)		(660,379)
Other long-term liabilities		(348)
Shareholder's equity (deficit):
Ordinary shares	(13,764,897)	(14,567,517)		(9,230,081)
Other shareholder's equity (deficit)	(8,313,152)	(6,138,697)		(7,753,871)
Total liabilities and shareholder's deficit	(24,751,423)	(21,610,221)		(17,644,331)
Consolidation and Eliminations [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	(74,635)	(237,906)	(167,753)	(468,867)	(340,878)	(193,775)
Receivables, net of allowance	(229,079)	(217,082)		(198,161)
Deferred income taxes	(23,829)	(23,944)		(12,479)
Prepaid expenses and other current assets	(30,022)	(28,783)		(22,555)
Intercompany receivables	(3,220,886)	(1,469,535)		(1,469,786)
Total current assets	(3,578,451)	(1,977,250)		(2,171,848)
Satellites and other property and equipment, net	(6,168,558)	(5,886,505)		(5,738,094)
Goodwill	(6,780,827)	(6,780,827)		(6,780,827)
Non-amortizable intangible assets	(2,458,100)	(2,458,100)		(2,458,100)
Amortizable intangible assets, net	(674,032)	(742,868)		(848,318)
Investment in affiliates	(4,939,744)	(5,309,005)		(6,558,275)
Other assets	(176,205)	(191,442)		(233,440)
Total assets	(24,775,917)	(23,345,997)		(24,788,902)
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	(118,323)	(168,961)		(154,715)
Accrued interest payable	(1,794)	(932)		(119,260)
Current portion of long-term debt				(94,723)
Deferred satellite performance incentives	(18,542)	(16,339)		(15,623)
Other current liabilities	(137,942)	(119,463)		(121,766)
Intercompany payables	(521,088)	(529,578)		(647,959)
Total current liabilities	(797,689)	(835,273)		(1,154,046)
Long-term debt, net of current portion				(5,123,289)
Deferred satellite performance incentives, net of current portion	(155,752)	(110,982)		(128,956)
Deferred revenue, net of current portion	(829,159)	(747,557)		(434,546)
Deferred income taxes	(245,765)	(238,036)		(454,868)
Accrued retirement benefits	(284,450)	(305,902)		(257,455)
Other long-term liabilities	(172,207)	(184,585)		(211,088)
Shareholder's equity (deficit):
Ordinary shares	(13,764,966)	(14,567,586)		(9,230,153)
Other shareholder's equity (deficit)	(8,525,929)	(6,356,076)		(7,794,501)
Total liabilities and shareholder's deficit	(24,775,917)	(23,345,997)		(24,788,902)
Consolidated [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	231,246	294,700	295,421	692,930	477,571	470,211
Restricted cash		94,131
Receivables, net of allowance	326,169	331,371		250,351
Deferred income taxes	25,925	26,058		24,090
Prepaid expenses and other current assets	53,726	42,934		31,817
Total current assets	637,066	789,194		999,188
Satellites and other property and equipment, net	6,403,078	6,142,731		5,997,283
Goodwill	6,780,827	6,780,827		6,780,827
Non-amortizable intangible assets	2,458,100	2,458,100		2,458,100
Amortizable intangible assets, net	674,032	742,868		848,318
Investment in affiliates	1,010	1,010		81,764
Other assets	409,436	446,676		426,887
Total assets	17,363,549	17,361,406		17,592,367
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	149,160	198,176		178,543
Accrued interest payable	336,830	359,336		403,446
Current portion of long-term debt	209,716	164,818		94,723
Deferred satellite performance incentives	19,772	17,715		16,693
Other current liabilities	158,547	141,069		147,429
Total current liabilities	874,025	881,114		840,834
Long-term debt, net of current portion	15,875,820	15,837,512		15,821,902
Deferred satellite performance incentives, net of current portion	157,992	113,974		132,884
Deferred revenue, net of current portion	807,164	724,413		407,103
Deferred income taxes	274,374	265,181		484,076
Accrued retirement benefits	284,450	305,902		257,455
Other long-term liabilities	299,785	322,735		326,531
Noncontrolling interest	8,744	3,024		18,621
Shareholder's equity (deficit):
Ordinary shares	5,000	5,000		5,000
Other shareholder's equity (deficit)	(1,223,805)	(1,097,449)		(702,039)
Total liabilities and shareholder's deficit	17,363,549	17,361,406		17,592,367
Consolidated [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	231,246	294,700	295,421	692,930	477,571	470,211
Jackson Subsidiary Guarantors [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	74,635	237,906	167,753	468,867	340,878	193,777
Receivables, net of allowance	229,079	217,082		198,161
Deferred income taxes	23,829	23,944		12,479
Prepaid expenses and other current assets	29,675	27,949		20,548
Intercompany receivables	2,699,798	939,957		821,825
Total current assets	3,057,016	1,446,838		1,521,880
Satellites and other property and equipment, net	6,152,026	5,869,027		5,722,302
Goodwill	6,780,827	6,780,827		6,780,827
Non-amortizable intangible assets	2,458,100	2,458,100		2,458,100
Amortizable intangible assets, net	674,032	742,868		848,318
Investment in affiliates	213,159	218,048		122,454
Other assets	182,432	197,322		237,719
Total assets	19,517,592	17,713,030		17,691,600
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	117,976	168,126		152,708
Accrued interest payable	1,794	932		119,260
Current portion of long-term debt				94,723
Deferred satellite performance incentives	18,542	16,339		15,623
Other current liabilities	136,609	118,131		121,766
Total current liabilities	274,921	303,528		504,080
Long-term debt, net of current portion				5,123,289
Deferred satellite performance incentives, net of current portion	155,752	110,982		128,956
Deferred revenue, net of current portion	814,162	731,560		416,753
Deferred income taxes	251,962	244,216		461,146
Accrued retirement benefits	284,450	305,902		257,455
Other long-term liabilities	172,207	184,237		211,088
Shareholder's equity (deficit):
Ordinary shares	8,773,388	9,576,008		3,602,046
Other shareholder's equity (deficit)	8,790,750	6,256,597		6,986,787
Total liabilities and shareholder's deficit	19,517,592	17,713,030		17,691,600
Non-Guarantor Subsidiaries [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	55,710	53,106	54,226	80,126	96,554	68,330
Restricted cash		94,131
Receivables, net of allowance	96,692	114,248		47,203
Deferred income taxes	2,096	2,114		11,611
Prepaid expenses and other current assets	17,175	15,216		12,644
Total current assets	171,673	278,815		151,584
Satellites and other property and equipment, net	267,584	291,182		290,773
Investment in affiliates	10	10		10
Other assets	23,404	42,728		18,138
Total assets	462,671	612,735		460,505
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	28,396	27,960		24,939
Accrued interest payable	279	906		269
Current portion of long-term debt	27,216	132,318
Deferred satellite performance incentives	1,230	1,376		1,070
Other current liabilities	10,542	21,074		24,389
Intercompany payables	33,409	42,547		161,444
Total current liabilities	101,072	226,181		212,111
Long-term debt, net of current portion	104,198	133,645		147,592
Deferred satellite performance incentives, net of current portion	2,240	2,992		3,928
Deferred revenue, net of current portion	7,999	8,850		8,143
Deferred income taxes	16,215	14,785		16,652
Other long-term liabilities	11,553	8,136		14,659
Noncontrolling interest	8,744	3,024		18,621
Shareholder's equity (deficit):
Ordinary shares	24	24		26
Other shareholder's equity (deficit)	210,626	215,098		38,773
Total liabilities and shareholder's deficit	$ 462,671	$ 612,735		$ 460,505